ACCRUED AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Project development activities	$ 26,421	$ 3,228
Payroll and compensation	50,243	9,454
Accrued taxes	991	1,057
Professional services (e.g., legal, audit)	2,934	1,004
Warrant liabilities	0	3,774
Lease liabilities	2,279	1,950
Other	3,078	1,536
Total accrued and other liabilities	$ 85,946	$ 22,003